Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2024
Postemployment Benefits [Abstract]
Long-Term Employee Benefit Liabilities
18. LONG-TERM EMPLOYEE BENEFIT LIABILITIES
Long-term employee benefit liabilities consist of:

	2024	2023

Defined benefit pension plans and other [a]	$126	$124
Termination and long-term service arrangements [b]	375	428
Retirement medical benefits plans	17	20
Other long-term employee benefits	15	19
Long-term employee benefit obligations	$533	$591

[a]	Defined benefit pension plans
The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements.
The significant weighted average actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2024	2023

Projected benefit obligation
Discount rate	4.6%	4.7%
Rate of compensation increase	3.2%	3.7%

Net periodic benefit cost
Discount rate	4.1%	4.5%
Rate of compensation increase	3.2%	3.7%
Expected return on plan assets	5.9%	5.7%

Information about the Company’s defined benefit pension plans is as follows:

	2024	2023

Projected benefit obligation
Beginning of year	$511	$498
Current service cost	7	6
Interest cost	22	22
Actuarial gains and changes in actuarial assumptions	(17)	5
Benefits paid	(22)	(24)
Acquisition [note 7]	—	4
Divestiture	—	(10)
Foreign exchange	(26)	10
End of year	475	511

Plan assets at fair value [i]
Beginning of year	427	391
Return on plan assets	17	41
Employer contributions	5	7
Benefits paid	(22)	(19)
Foreign exchange	(22)	7
End of year	405	427

Ending funded status – Plan deficit	$70	$84

Amounts recorded in the consolidated balance sheet
Non-current asset [note 14]	$57	$41
Current liability	1	1
Non-current liability	126	124
Net liability	$70	$84

Unrecognized actuarial losses recorded in accumulated other comprehensive income	$(72)	$(75)

Net periodic benefit cost
Current service cost	$7	$6
Interest cost	22	22
Return on plan assets	(24)	(21)
Actuarial (gains) losses	(18)	3
Net periodic benefit cost	$(13)	$10

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2024 and the target allocation range for 2025 are as follows:

	2025	2024

Fixed income securities	60-86%	64%
Equity securities	14-44%	27%
Cash and cash equivalents	0-10%	9%
	100%	100%
Substantially all of the plan assets’ fair value has been determined using significant observable inputs [level 2] from indirect market prices on regulated financial exchanges.
The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

[b]	Termination and long-term service arrangements
Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to certain employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.
The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long-term service benefit obligations and net periodic benefit cost are as follows:

	2024	2023

Discount rate	5.2%	5.3%
Rate of compensation increase	3.5%	3.7%

2024 Annual Financial Statements 24

Information about the Company’s termination and long-term service arrangements is as follows:

	2024	2023

Projected benefit obligation
Beginning of year	$445	$387
Current service cost	16	16
Interest cost	20	20
Actuarial (gains) losses and changes in actuarial assumptions	(4)	21
Benefits paid	(46)	(24)
Foreign exchange	(40)	25
Ending funded status – Plan deficit	$391	$445

Amounts recorded in the consolidated balance sheet
Current liability	$16	$17
Non-current liability	375	428
Net liability	$391	$445

Unrecognized actuarial losses recorded in accumulated other comprehensive income	$(51)	$(59)

Net periodic benefit cost
Current service cost	$16	$16
Interest cost	20	20
Actuarial losses	3	7
Net periodic benefit cost	$39	$43

[c]	Future benefit payments

	Defined benefit pension plans	Termination and long-term service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2025	$6	$16	$1	$23

Expected benefit payments:
2025	$26	$16	$1	$43
2026	26	17	1	44
2027	27	18	1	46
2028	27	24	1	52
2029	28	26	2	56
Thereafter	150	174	6	330
	$284	$275	$12	$571